Fee income from financial services, net - Disclosure of disaggregation of revenue from contracts with customers (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	S/ 1,141,866	S/ 961,111	S/ 1,166,489
Peru
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,003,858	854,082	1,055,624
Panama
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	S/ 138,008	S/ 107,029	S/ 110,865